Reverse Stock Split - Additional Information (Details)	Nov. 21, 2023 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Reverse Stock Split [Line Items]
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Common Stock [Member]
Reverse Stock Split [Line Items]
Stockholders equity stock split ratio	0.02
Common stock par or stated value per share	$ 0.0001